Basis of presentation	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Basis Of Presentation [Abstract]
Basis of presentation [Text Block]

2. Basis of presentation

The accompanying unaudited interim condensed consolidated financial statements were prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC") and in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and the instructions to Form 10-Q and Article 10 of Regulation S-X. The information furnished herein reflects all adjustments, consisting only of normal recurring adjustments, which in the opinion of management, are necessary to fairly state the Company's financial position, the results of its operations, and cash flows for the periods presented. Certain information and footnote disclosures normally present in annual financial statements prepared in accordance with U.S. GAAP were omitted pursuant to such rules and regulations.

The financial information contained in this report should be read in conjunction with our Annual Report on Form 10-K for the fiscal year ended February 28, 2022, that the Company filed on May 31, 2022.

Functional and presentation currency

These unaudited interim condensed consolidated financial statements are expressed in Canadian dollars unless otherwise stated. The functional currency of the Company is Canadian dollars, and the functional currency of its subsidiaries Inspira Financial Company, Inspira SaaS Billing, Inc., Simbex, LLC, ALG Health Plus, LLC, Mio-Guard, SDP and the wholly owned holding company subsidiaries noted below is US dollars.

2. Basis of presentation

The accompanying consolidated financial statements were prepared in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Functional and presentation currency

These consolidated financial statements are expressed in Canadian dollars unless otherwise stated. The functional currency of the Company is Canadian dollars, and the functional currency of its subsidiaries Inspira Financial Company, Inspira SaaS Billing, Inc., Simbex, LLC, ALG Health Plus, LLC, SDP and the wholly owned holding company subsidiaries noted below is US dollars.